Schedule of intangible assets (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Intangible assets, Beginning balance	$ 4,204,966	$ 3,720,272
Additions	1,906,702	1,741,817
Disposals		(29,314)
Capitalized R&D Tax Incentive rebate FY24	(544,016)
Capitalized R&D Tax Incentive rebate FY25	(470,684)
Amortization expense	(1,462,174)	(1,227,809)
Intangible assets. Ending balance	3,634,794	4,204,966
Databases [member]
IfrsStatementLineItems [Line Items]
Intangible assets, Beginning balance	659,882	895,057
Additions		53,420
Disposals
Capitalized R&D Tax Incentive rebate FY24
Capitalized R&D Tax Incentive rebate FY25
Amortization expense	(236,255)	(288,595)
Intangible assets. Ending balance	423,627	659,882
Websites [member]
IfrsStatementLineItems [Line Items]
Intangible assets, Beginning balance	58,500
Additions	282,491	58,500
Disposals
Capitalized R&D Tax Incentive rebate FY24	(25,448)
Capitalized R&D Tax Incentive rebate FY25
Amortization expense	(8,872)
Intangible assets. Ending balance	306,671	58,500
Patents and trademarks [member]
IfrsStatementLineItems [Line Items]
Intangible assets, Beginning balance	12,133	44,677
Additions
Disposals		(29,314)
Capitalized R&D Tax Incentive rebate FY24
Capitalized R&D Tax Incentive rebate FY25
Amortization expense	(3,231)	(3,230)
Intangible assets. Ending balance	8,902	12,133
Capitalized development costs [member]
IfrsStatementLineItems [Line Items]
Intangible assets, Beginning balance	3,474,451	2,780,538
Additions	1,624,211	1,629,897
Disposals
Capitalized R&D Tax Incentive rebate FY24	(518,568)
Capitalized R&D Tax Incentive rebate FY25	(470,684)
Amortization expense	(1,213,816)	(935,984)
Intangible assets. Ending balance	$ 2,895,594	$ 3,474,451